Employee Benefit Plans (Unfunded) (Tables)	9 Months Ended	12 Months Ended
	Dec. 31, 2024	Mar. 31, 2024
Employee Benefit Plans (Unfunded) [Abstract]
Schedule of Current and Non Current Employee Benefit Plans Obligations	The summary of current and non-current employee benefit plans obligations along with its components are as below:
Pension and other employee obligations
As at	December 31, 2024	March 31, 2024
Current
Gratuity	$78,460	$93,967
Compensated absences	68,516	89,688
	$146,976	$183,655
Non-current
Gratuity	$200,148	$258,524
Compensated absences	145,708	232,925
Other statutory dues	2,074	-
	$347,930	$491,449
The summary of current and non-current employee benefit plans obligations along with it’s components are as below:
As at	March 31, 2024	March 31, 2023
Current
Gratuity	$93,967	$70,872
Compensated absences	89,688	75,134
	183,655	146,006
Non current
Gratuity	258,524	215,841
Compensated absences	232,925	222,967
	491,449	438,808

Schedule of Gratuity
	Three months ended December 31,		Nine months ended December 31,
	2024	2023	2024	2023
Changes in projected benefit obligation (PBO)
PBO at the beginning of the year	$291,569	$347,647	$352,492	$286,713
Service cost	15,629	20,975	50,152	71,084
Interest cost	3,891	3,748	13,867	13,541
Actuarial loss/(gain)	12,118	17,989	54,353	61,594
Benefits paid	(38,337)	(39,713)	(184,366)	(78,390)
Effect of exchange rate changes	(6,261)	(230)	(7,889)	(4,126)
PBO at the end of the period	$278,609	$350,416	$278,609	$350,416

Accrued pension liability
Current liability			$78,460	$88,040
Non-current liability			200,149	262,376
			$278,609	$350,416

Accumulated benefit obligation			$216,993	$254,630

	March 31, 2024	March 31, 2023
Changes in projected benefit obligation (PBO)
PBO at the beginning of the year	$286,714	$341,727
Service cost	96,167	97,679
Interest cost	17,541	18,405
Actuarial loss/ (gain)	48,593	(45,373)
Benefits paid	(91,798)	(100,528)
Effect of exchange rate changes	(4,725)	(25,196)
PBO at the end of the period	352,492	286,714

Accrued pension liability
Current liability	$93,967	$70,872
Non-current liability	258,524	215,841
	352,492	286,714
Accumulated benefit obligation	260,054	202,036

Schedule of Net Gratuity Cost Recognized in Income Statement
Net gratuity cost recognized in income statement	Three months ended December 31,		Nine months ended December 31,
	2024	2023	2024	2023
Service cost	$15,629	$20,975	$50,152	$71,084
Interest cost	3,891	3,748	13,867	13,541
Amortization of net actuarial (gains)/loss	(1,657)	(5,250)	(5,008)	(15,859)
Net periodic benefit cost	$17,863	$19,473	$59,011	$68,766

	March 31, 2024	March 31, 2023
Service cost	$96,167	$97,679
Interest cost	17,541	18,405
Amortization of net actuarial (gains)/loss	(21,124)	(18,290)
Net periodic benefit cost	92,584	97,794

Schedule of Re-measurement (Gains) / Losses in Other Comprehensive Income
Re-measurement (gains)/losses in other comprehensive income	Three months ended December 31,		Nine months ended December 31,
	2024	2023	2024	2023
Actuarial (gain)/loss	$12,118	$17,989	$54,353	$61,594
Amortization loss	(1,657)	(5,250)	(5,008)	(15,859)
Total	$13,775	$23,239	$59,361	$77,453

	March 31, 2024	March 31, 2023
Actuarial (gain)/loss	$48,593	$(45,373)
Amortization loss	(21,124)	(18,290)
Total	69,717	(27,083)

Schedule of Components of Actuarial Gain
Components of actuarial gain:	Three months ended December 31,		Nine months ended December 31,
	2024	2023	2024	2023
Actuarial (gain)/loss due to demographic assumption changes in defined benefit obligation	$(3,739)	$(3,178)	$(2,676)	$(2,430)
Actuarial (gain)/loss due to financial assumption changes in defined benefit obligation	1,649	5,847	4,350	312
Actuarial (gain)/loss due to experience on defined benefit obligation	14,121	15,320	52,679	63,712
Total	$12,031	$17,989	$54,353	$61,594

	March 31, 2024	March 31, 2023
Actuarial (gain)/loss due to demographic assumption changes in defined benefit obligation	$(4,289)	$(11,440)
Actuarial (gain)/ loss due to financial assumption changes in defined benefit obligation	1,977	(7,033)
Actuarial (gain)/loss due to experience on defined benefit obligation	50,904	(26,900)
Total	48,592	(45,373)

Schedule of Assumptions used for Gratuity

The assumptions used in accounting for the gratuity plan are as follows:

	December 31, 2024	December 31, 2023
Discount rate - staff	6.86%	7.28%
Discount rate - independent service provider*	6.84%	7.21%
Attrition rate - staff	42.00%	37.96%
Attrition rate - independent service provider*	81.43%	83.44%
Rate of increase in compensation levels - staff	12.87%	12.63%
Rate of increase in compensation levels - independent service provider*	11.13%	11.43%

*	Independent service provider are contract employees responsible for maintaining the fleet of the Company.

The assumptions used in accounting for the gratuity plan are as follows:

	March 31, 2024	March 31, 2023
Discount rate - staff	7.17%	7.37%
Discount rate - independent service provider*	7.12%	7.25%
Attrition rate - staff	39.54%	36.00%
Attrition rate - independent service provider*	85.68%	92.00%
Rate of increase in compensation levels - staff	12.63%	12.67%
Rate of increase in compensation levels - independent service provider*	11.43%	14.50%

*	Independent service provider are contract employees responsible for maintaining the fleet of the Company.

Schedule of Discount Rates Current Market Yields on Government Securities

Expected benefit payments as of December 31, 2024 is as follows:

Year ending March 31,
2025 (January 1, 2025 till March 31, 2025)	$19,615
2026	69,633
2027	40,348
2028	27,934
2029	14,652
Thereafter	106,427
Total	$278,609

Sensitivity analysis for the :

	March 31, 2024		March 31, 2023
Year ended	Increase	Decrease	Increase	Decrease
Discount rate (- / + 1%)	$(13,591)	$14,904	$14,216	$(12,795)
Salary growth rate (- / + 1%)	6,933	(6,668)	7,934	(8,508)
Attrition rate (- / + 1%)	(2,864)	2,918	4,801	(4,551)
Mortality rate (- / + 10% of mortality rates)	19	-	-	(51)

Expected benefit payments for the year ending March 31,
2025				99,094
2026				50,867
2027				38,071
2028				21,328
2029				14,049
Thereafter				129,083
Total				352,492

Schedule of Net Leave Encashment Cost
Net leave encashment cost includes the following components	Three months ended December 31,		Nine months ended December 31,
	2024	2023	2024	2023
Service cost	$(1,933)	$(6,569)	$24,007	$119,187
Interest cost	4,309	3,672	14,045	14,084
Recognized net actuarial loss	3,003	29,683	(34,032)	(4,857)
Net periodic benefit cost	$5,379	$26,786	$4,020	$128,414